Intangible Assets_Intangible Assets(Details) $ in Thousands		12 Months Ended
		Dec. 31, 2019 KRW (₩)		Dec. 31, 2018 KRW (₩)		Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2018 KRW (₩)
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		₩ 2,737,813,000,000	[1]	₩ 2,755,783,000,000		$ 2,369,457		₩ 2,755,783,000,000
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		2,755,783,000,000
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		2,737,813,000,000	[1]	2,755,783,000,000
Insurance expenses and other operating expenses and others in the statements of comprehensive income		193,085,000,000		214,735,000,000
Acquisition cost
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		4,766,685,000,000		4,486,669,000,000				4,486,669,000,000
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		4,486,669,000,000
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		4,766,685,000,000		4,486,669,000,000
Accumulated depreciation
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(1,926,647,000,000)		(1,614,775,000,000)				(1,614,775,000,000)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(1,614,775,000,000)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(1,926,647,000,000)		(1,614,775,000,000)
Accumulated Impairment losses [Member]
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(102,169,000,000)		(115,534,000,000)				(115,534,000,000)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(115,534,000,000)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(102,169,000,000)		(115,534,000,000)
Others
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(56,000,000)		(577,000,000)				(577,000,000)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(577,000,000)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(56,000,000)		(577,000,000)
Goodwill
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		275,741,000,000		275,220,000,000				275,220,000,000
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		275,220,000,000
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		275,741,000,000		275,220,000,000
Reconciliation Of Changes In Accumulated Impairment Losses Of Intangible Assets Intangible Assets And Goodwill Abstract [Abstract]
Beginning(Accumulated impairment losses of Intangible assets and goodwill)		(70,517,000,000)		(70,517,000,000)
Changes In Accumulated Impairment Intangible Assets And Goodwill Abstract [Abstract]
Impairment		0		0
Reversal		0
Disposal and others				0
Others		0
Ending(Accumulated impairment losses of Intangible assets and goodwill)		(70,517,000,000)		(70,517,000,000)
Goodwill | Acquisition cost
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		346,314,000,000		346,314,000,000				346,314,000,000
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		346,314,000,000
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		346,314,000,000		346,314,000,000
Goodwill | Accumulated depreciation
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		0		0				0
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		0
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		0		0
Goodwill | Accumulated Impairment losses [Member]
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(70,517,000,000)		(70,517,000,000)				(70,517,000,000)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(70,517,000,000)		(70,517,000,000)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(70,517,000,000)		(70,517,000,000)
Goodwill | Others
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(56,000,000)		(577,000,000)				(577,000,000)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(577,000,000)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(56,000,000)		(577,000,000)
Other intangible assets
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		2,462,072,000,000		2,480,563,000,000				2,480,563,000,000
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		2,480,563,000,000		2,669,610,000,000
Intangible Assets And Goodwill Of IFRS 16								2,480,621,000,000
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Acquisition&Transfer		335,543,000,000		148,765,000,000
Disposal		(14,694,000,000)		(11,496,000,000)
Amortization	[2]	(341,829,000,000)		(323,848,000,000)
Business combination		0		17,000,000
Others		2,431,000,000		(2,485,000,000)
Ending		2,462,072,000,000		2,480,563,000,000
Reconciliation Of Changes In Accumulated Impairment Losses Of Intangible Assets Intangible Assets And Goodwill Abstract [Abstract]
Beginning(Accumulated impairment losses of Intangible assets and goodwill)		(45,017,000,000)		(43,074,000,000)
Changes In Accumulated Impairment Intangible Assets And Goodwill Abstract [Abstract]
Impairment		(1,578,000,000)		(5,846,000,000)
Reversal		6,859,000,000		3,475,000,000
Disposal and others		8,084,000,000		428,000,000
Ending(Accumulated impairment losses of Intangible assets and goodwill)		(31,652,000,000)		(45,017,000,000)
Other intangible assets | Acquisition cost
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		4,420,371,000,000		4,140,355,000,000				4,140,355,000,000
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		4,140,355,000,000
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		4,420,371,000,000		4,140,355,000,000
Other intangible assets | Accumulated depreciation
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(1,926,647,000,000)		(1,614,775,000,000)				(1,614,775,000,000)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(1,614,775,000,000)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(1,926,647,000,000)		(1,614,775,000,000)
Other intangible assets | Accumulated Impairment losses [Member]
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(31,652,000,000)		(45,017,000,000)				(45,017,000,000)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(45,017,000,000)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(31,652,000,000)		(45,017,000,000)
Other intangible assets | Others
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		0		0				0
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		0
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		0		0
Industrial property rights
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		2,853,000,000		4,497,000,000				4,497,000,000
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		4,497,000,000		7,098,000,000
Intangible Assets And Goodwill Of IFRS 16								4,497,000,000
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Acquisition&Transfer		174,000,000		1,329,000,000
Disposal		(1,160,000,000)		(1,200,000,000)
Amortization	[2]	(658,000,000)		(639,000,000)
Business combination		0		0
Others		0		(2,091,000,000)
Ending		2,853,000,000		4,497,000,000
Industrial property rights | Acquisition cost
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		5,802,000,000		9,248,000,000				9,248,000,000
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		9,248,000,000
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		5,802,000,000		9,248,000,000
Industrial property rights | Accumulated depreciation
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(2,930,000,000)		(2,661,000,000)				(2,661,000,000)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(2,661,000,000)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(2,930,000,000)		(2,661,000,000)
Industrial property rights | Accumulated Impairment losses [Member]
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(19,000,000)		(2,090,000,000)				(2,090,000,000)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(2,090,000,000)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(19,000,000)		(2,090,000,000)
Software
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		373,519,000,000		204,505,000,000				204,505,000,000
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		204,505,000,000		177,566,000,000
Intangible Assets And Goodwill Of IFRS 16								204,505,000,000
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Acquisition&Transfer		274,583,000,000		103,398,000,000
Disposal		0		(6,000,000)
Amortization	[2]	(105,228,000,000)		(76,280,000,000)
Business combination		0		17,000,000
Others		(341,000,000)		(190,000,000)
Ending		373,519,000,000		204,505,000,000
Software | Acquisition cost
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		1,428,655,000,000		1,169,549,000,000				1,169,549,000,000
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		1,169,549,000,000
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		1,428,655,000,000		1,169,549,000,000
Software | Accumulated depreciation
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(1,055,136,000,000)		(965,044,000,000)				(965,044,000,000)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(965,044,000,000)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(1,055,136,000,000)		(965,044,000,000)
Software | Accumulated Impairment losses [Member]
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		0		0				0
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		0
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		0		0
Other intangible assets
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount	[3]	266,517,000,000		248,611,000,000				248,611,000,000
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning	[3]	248,611,000,000		247,479,000,000
Intangible Assets And Goodwill Of IFRS 16	[3]							248,611,000,000
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Acquisition&Transfer	[3]	59,776,000,000		36,014,000,000
Disposal	[3]	(13,534,000,000)		(10,290,000,000)
Amortization	[2],[3]	(33,590,000,000)		(24,388,000,000)
Business combination		0		0	[3]
Others	[3]	5,254,000,000		(204,000,000)
Ending	[3]	266,517,000,000		248,611,000,000
Other intangible assets | Acquisition cost
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		555,424,000,000		515,041,000,000				515,041,000,000
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		515,041,000,000
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		555,424,000,000		515,041,000,000
Other intangible assets | Accumulated depreciation
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(257,274,000,000)		(223,503,000,000)				(223,503,000,000)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(223,503,000,000)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(257,274,000,000)		(223,503,000,000)
Other intangible assets | Accumulated Impairment losses [Member]
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(31,633,000,000)		(42,927,000,000)				(42,927,000,000)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(42,927,000,000)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(31,633,000,000)		(42,927,000,000)
Value of Business Acquired (VOBA)
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		1,809,485,000,000		2,001,945,000,000				2,001,945,000,000
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		2,001,945,000,000		2,216,098,000,000
Intangible Assets And Goodwill Of IFRS 16								2,001,945,000,000
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Acquisition&Transfer		0		0
Disposal		0		0
Amortization	[2]	(192,460,000,000)		(214,153,000,000)
Business combination		0		0
Others		0		0
Ending		1,809,485,000,000		2,001,945,000,000
Value of Business Acquired (VOBA) | Acquisition cost
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		2,395,290,000,000		2,395,291,000,000				2,395,291,000,000
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		2,395,291,000,000
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		2,395,290,000,000		2,395,291,000,000
Value of Business Acquired (VOBA) | Accumulated depreciation
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(585,805,000,000)		(393,346,000,000)				(393,346,000,000)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(393,346,000,000)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(585,805,000,000)		(393,346,000,000)
Value of Business Acquired (VOBA) | Accumulated Impairment losses [Member]
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		0		0				0
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		0
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		0		0
Finance leases assets
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		21,005,000,000		21,005,000,000				21,005,000,000
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		21,005,000,000		21,369,000,000
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Acquisition&Transfer				8,024,000,000
Disposal				0
Amortization	[2]			(8,388,000,000)
Business combination				0
Others				0
Ending				21,005,000,000
Finance leases assets | Acquisition cost
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		51,226,000,000		51,226,000,000				51,226,000,000
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		51,226,000,000
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending				51,226,000,000
Finance leases assets | Accumulated depreciation
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(30,221,000,000)		(30,221,000,000)				(30,221,000,000)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(30,221,000,000)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending				(30,221,000,000)
Finance leases assets | Accumulated Impairment losses [Member]
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		0		0				0
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		0
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending				₩ 0
Right-of-use intangible assets
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		9,698,000,000
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible Assets And Goodwill Of IFRS 16								₩ 21,063,000,000
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Acquisition&Transfer		1,010,000,000
Disposal		0
Amortization	[2]	(9,893,000,000)
Business combination		0
Others		(2,482,000,000)
Ending		9,698,000,000
Right-of-use intangible assets | Acquisition cost
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		35,200,000,000
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		35,200,000,000
Right-of-use intangible assets | Accumulated depreciation
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(25,502,000,000)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(25,502,000,000)
Right-of-use intangible assets | Accumulated Impairment losses [Member]
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		0
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		₩ 0

[1]	The consolidated statement of financial position as of December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives as of December 31, 2018 has not been restated.
[2]	Including KRW 214,735 million and KRW 193,085 million recorded in insurance expenses and other operating expenses and others in the statements of comprehensive income for the years ended December 31, 2018 and 2019.
[3]	Impairment loss for membership right of other intangible asset with indefinite useful life was recognized when its recoverable amount is lower than its carrying amount, and reversal of impairment loss was recognized when its recoverable amount is higher than its carrying amount.